Goldman Sachs Municipal Income ETF Expense Example - Goldman Sachs Municipal Income ETF - Goldman Sachs Municipal Income ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230